Summary of Significant Accounting Policies and Significant Concentrations and Risks (Details Textual) ¥ in Thousands			1 Months Ended					12 Months Ended
	Sep. 01, 2017 CNY (¥)	Oct. 13, 2015 CNY (¥)	Mar. 31, 2018 USD ($)	Dec. 31, 2015 CNY (¥)	Sep. 30, 2015 CNY (¥)	Oct. 31, 2011	Sep. 30, 2011	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014	Mar. 31, 2018 CNY (¥)	Mar. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Percentage appropriation to general reserve fund required								10.00%								10.00%
Reserve level threshold for mandatory transfer requirement (as a percent)								50.00%								50.00%
Appropriation to general reserve fund								¥ 501,232	$ 77,038,000	¥ 500,719
Costs in excess of billings included in accounts receivable								8,962		14,962						$ 1,377,000
Shipping or delivery costs								¥ 139,539	$ 21,447,000	148,959		¥ 239,519
VAT rate (as a percent)								17.00%	17.00%
Required contribution by company for each employee as a percentage on standard salary base								20.00%	20.00%
Total amount of contributions								¥ 135,384	$ 20,808,000	193,111		229,452
Period guaranteed for 90% multicrystalline PV modules of initial power generation capacity under warranty terms							10 years
Period guaranteed for 80% multicrystalline PV modules of initial power generation capacity under warranty terms							25 years
Percentage of initial power generation capacity guaranteed for 10 years for multicrystalline PV modules							90.00%
Percentage of initial power generation capacity guaranteed for 25 years for multicrystalline PV modules							80.00%
Percentage of nameplate power guaranteed for 10 years for multicrystalline PV modules under new and improved warranty terms						91.20%
Period guaranteed for 91.2 % multicrystalline PV modules of initial power under new and improved warranty terms						10 years
Percentage of nameplate power guaranteed for 25 years for multicrystalline PV modules under new and improved warranty terms						80.70%
Period guaranteed for 80.70% multicrystalline PV modules of nameplate power under new and improved warranty terms						25 years
Percentage of nameplate power guaranteed for first year for monocrystalline panda PV modules under new and improved warranty terms						98.00%
Percentage of nameplate power guaranteed for 10 years for monocrystalline panda PV modules under new and improved warranty terms						92.00%
Period guaranteed for 92.00% monocrystalline panda PV modules of nameplate power under new and improved warranty terms						10 years
Percentage of nameplate power guaranteed for 25 years for monocrystalline panda PV modules under new and improved warranty terms						82.00%
Period guaranteed for 82.00% monocrystalline panda PV modules of nameplate power under new and improved warranty terms						25 years
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest, Total								(3,450,858)	(530,387,000)	(2,118,969)		(5,898,836)
Working Capital								9,666,639								1,485,735,000
Cash And Cash Equivalents Including Restricted Cash At Carrying Value								720,741								110,776,000
Short Term Borrowings Medium Term Notes And Long Term Debt Current								10,407,007								1,599,528,000
Long Term Debt Maturities Repayments Of Principal And Interest In Next Twelve Months								2,120,812								325,963,000
Percentage Of Ownership Interest In Subsidiary Maximum													100.00%
Total prepayments to supplier								568,883		992,569						87,436,000
Deposits for the purchase of equipment								86,708		78,652						13,327
Restricted cash								342,687		361,797						52,670,000
Proceeds from sale of accounts receivable										7,412
Loss on sale of accounts receivable										357
Amount of the prepayments to suppliers reduced and reclassified to inventories								345,917	53,166,000	496,885		318,132
Long Term Prepayments To Suppliers								0		343,591						0
Government grants related to the construction of the solar power plants received								3,299	507,000	20,981		74,581
Grants amortized								49,669	7,634,000	49,362		56,935
Provision To Inventory Purchase Commitments								229,048	35,204,000	10,672		522,050
Disposal Group, Including Discontinued Operation, Consideration				¥ 30,002	¥ 554,452			64,848		5,026		30,002				9,967,000
Disposal Group, Not Discontinued Operation, Gain (Loss) on Disposal					6,852
Discontinued Operation, Gain (Loss) from Disposal of Discontinued Operation, before Income Tax					561,304							561,304
Impairment of Long-Lived Assets Held-for-use								2,042,198	313,880,000	1,277,373		3,804,116
Government Subsidy Value				286,277								286,277
Provision For Reserve For Inventory Purchase Commitments								(82,032)	(12,608,000)	90,300		77,705
Provision For Prepayment Of Inventory Purchase Commitments								229,048	35,204,000	10,672		522,050
Variable Interest Entity, Consolidated, Carrying Amount, Assets					1,886,045
Variable Interest Entity, Consolidated, Carrying Amount, Liabilities					¥ 1,324,741
Gain (Loss) on Disposition of Assets								8,455	1,300,000	34,339		28,430
Disposal Group Including Discontinued Operation Net Assets				1,572				56,392		29,313		1,572				8,667,000
Disposal Group, Including Discontinued Operation, Assets, Total				180,752				84,480		53,411		180,752				12,984,000
Disposal Group, Including Discontinued Operation, Liabilities				179,180				28,088		82,724		179,180				4,317,000
Provision for Prepayments								113,416
Customer Advances and Deposits								248,887		248,887						38,253,000
Retained Earnings (Accumulated Deficit), Total								(18,746,454)		(15,428,426)						(2,881,277,000)
Long-term Debt, Excluding Current Maturities								920,292		2,523,621						141,446,000
Short-term Debt								10,407,007		9,010,205						1,599,528,000
Inventory Write-down								167,062	25,677,000	89,147		31,930
Short-term Debt, Maturities, Repayments of Principal Within Twelve Months								8,505,954								1,307,341,000
Short Term Debt Maturities Repayments Of Interest Within Twelve Months								504,339								77,515,000
Unrealized Profit By Inter Company Sales										29,332
Repayments of Medium-term Notes		¥ 700,000						300,000	46,109,000	0		1,849,654
Investment Income, Interest								6,019	925,000	6,595		22,632
Asset Impairment Charges								144,891	22,269,000	1,897,307	$ 291,611,000
Short Term Debt Overdue								648,392								99,656,000
Loss Contingency, Damages Sought, Value										59,000
Restricted Cash and Cash Equivalents, Current								342,687		361,797						52,670,000
Non Cash Transaction, Other Current Liabilities And Accrued Expenses Settled Against Accounts Receivable And Other Assets				¥ 30,324				145,462	22,357,000	259,319		¥ 30,324
Short-term Investments [Member]
Short-term Debt, Maturities, Repayments of Principal Within Twelve Months								144,053								22,141,000
Investment Income, Interest								2,484	$ 382,000	0
Short-term Debt [Member]
Short Term Borrowings Medium Term Notes And Long Term Debt Current								10,407,000								1,599,500,000
Short-term Debt, Maturities, Repayments of Principal Within Twelve Months								2,528,652								388,647,000
Short Term Debt Maturities Repayments Of Interest Within Twelve Months								585,109								89,915,000
Short Term Debt Overdue								¥ 3,113,671								$ 478,562,000
Subsequent Event [Member]
Short-term Debt														¥ 1,702,800	$ 261,700,000
Subsequent Event [Member] | Debt Repayment Obligation [Member]
Loss Contingency, Damages Sought, Value | $			$ 106,400,000
Subsequent Event [Member] | Principal Amount In Debt Obligation [Member]
Loss Contingency, Damages Sought, Value | $			98,000,000
Subsequent Event [Member] | Unpaid Interest In Debt Obligation [Member]
Loss Contingency, Damages Sought, Value | $			$ 8,400,000
China, Yuan Renminbi [Member]
Noon buying rate RMB to $1.00								6.5063								6.5063
United States of America, Dollars [Member]
Noon buying rate RMB to $1.00								1.00								1.00
Construction in Progress [Member]
Project Assets Carrying Value								¥ 51,096		68,104						$ 7,853,000
Construction Completed [Member]
Project Assets Carrying Value								¥ 432,648		¥ 603,941						$ 66,497,000
Project Assets Subsidiaries [Member]
Percentage of Wholly Owned Subsidiary				100.00%				100.00%		100.00%		100.00%				100.00%
Supplier Concentration Risk [Member]
Total prepayments to supplier								¥ 228,740		¥ 618,796						$ 35,157,000
Sales Revenue, Goods, Net [Member] | Geographic Concentration Risk For Government Incentive Programs [Member]
Percentage of concentration of risk								95.00%	95.00%	97.00%	97.00%	93.00%
Sales Revenue, Goods, Net [Member] | Five Major Accounts Receivable [Member] | Customer Concentration Risk [Member]
Percentage of concentration of risk								18.90%	18.90%	10.70%	10.70%	19.40%
Prepayment To Suppliers [Member]
Provision for Loan, Lease, and Other Losses								¥ 229,048		¥ 10,672
Prepayment To Suppliers [Member] | Supplier Concentration Risk [Member]
Threshold percentage				10.00%				10.00%		10.00%		10.00%				10.00%
Accounts Receivable [Member] | Supplier Concentration Risk [Member]
Threshold percentage				10.00%				10.00%		10.00%		10.00%				10.00%
Accounts Receivable [Member] | Five Major Accounts Receivable [Member] | Customer Concentration Risk [Member]
Percentage of concentration of risk								16.40%	16.40%	16.30%	16.30%
Cash [Member] | Cash. Financial institution concentration risk PRC Individual financial institutions [Member]
Percentage of concentration of risk										11.05%	11.05%
CHINA | Individual Financial Institutions Disclosed [Member] | Financial Institution Concentration Risk [Member]
Threshold percentage								10.00%		10.00%						10.00%
Projects assets [Member]
Revenues, Total								¥ 33,532	$ 5,154,000	¥ 31,556		¥ 30,836
Depreciation, Nonproduction								30,663	$ 4,713,000	¥ 31,847		¥ 37,855
Yingli Energy China Company Limited [Member]
Percentage Of Claim Equity Interests In Project Asset Companies In VIE													100.00%
Baoding Tianwei Yingli New Energy Resources Company Limited [Member]
Long Term Debt Maturities Repayments Of Principal And Interest In Next Twelve Months								¥ 2,076,536								$ 319,158,000
Tianwei Yingli [Member]
Percentage Of Outstanding Medium Term Notes	3.70%
Loss Contingency, Damages Sought, Value	¥ 74,400
Tianwei Yingli [Member] | Medium-term Notes [Member]
Notes Payable	¥ 65,700
Percentage Of Outstanding Medium Term Notes	3.70%
Repayments of Medium-term Notes	¥ 74,400
Minimum [Member]
Period of assembly and installation of PV systems								1 month	1 month
Standard salary base rate for medical insurance benefits (as a percent)								6.00%	6.00%
Standard salary base rate for unemployment (as a percent)								1.00%	1.00%
Standard salary base rate for housing fund (as a percent)								5.00%	5.00%
Standard salary base rate for other statutory benefits (as a percent)								0.90%	0.90%
Property, Plant and Equipment, Estimated Useful Lives								20	20
Minimum [Member] | Use Rights [Member]
Finite-Lived Intangible Asset, Useful Life								45 years	45 years
Maximum [Member]
Period of assembly and installation of PV systems								3 months	3 months
Standard salary base rate for medical insurance benefits (as a percent)								11.00%	11.00%
Standard salary base rate for unemployment (as a percent)								2.00%	2.00%
Standard salary base rate for housing fund (as a percent)								12.00%	12.00%
Standard salary base rate for other statutory benefits (as a percent)								1.70%	1.70%
Property, Plant and Equipment, Estimated Useful Lives												25
Maximum [Member] | Use Rights [Member]
Finite-Lived Intangible Asset, Useful Life								50 years	50 years